Shareholder Report, Holdings (Details)	Jun. 30, 2024
Class I | NextEra Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Class I | National Grid PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Class I | Iberdrola SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Class I | RWE AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Class I | First American Treasury Obligations Fund, Class X [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Class I | E.ON SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Class I | Xcel Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Class I | Enel SpA [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Class I | Siemens Energy AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Class I | SSE PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Class I | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Class I | Green Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.00%
Class I | Renewable Power Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
Class I | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
Class I | Wind & Solar Yield Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Class I | Renewable Energy Developers [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Class I | Cash & Other Receivables [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Class I | United States
Holdings [Line Items]
Percent of Net Asset Value	38.30%
Class I | Germany
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Class I | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Class I | Canada
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Class I | Italy
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Class I | Spain
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Class I | Finland
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Class I | Denmark
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Class I | India
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Retail Class | NextEra Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Retail Class | National Grid PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Retail Class | Iberdrola SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Retail Class | RWE AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Retail Class | First American Treasury Obligations Fund, Class X [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Retail Class | E.ON SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Retail Class | Xcel Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Retail Class | Enel SpA [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Retail Class | Siemens Energy AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Retail Class | SSE PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Retail Class | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Retail Class | Green Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.00%
Retail Class | Renewable Power Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
Retail Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
Retail Class | Wind & Solar Yield Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Retail Class | Renewable Energy Developers [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Retail Class | Cash & Other Receivables [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Retail Class | United States
Holdings [Line Items]
Percent of Net Asset Value	38.30%
Retail Class | Germany
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Retail Class | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Retail Class | Canada
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Retail Class | Italy
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Retail Class | Spain
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Retail Class | Finland
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Retail Class | Denmark
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Retail Class | India
Holdings [Line Items]
Percent of Net Asset Value	1.80%